Other income - Summary of Other Income (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of Other Income expenses [Abstract]
Government grants	€ 185	€ 0
Income from sale of CO2 tickets	4,123	4,873
Net gain/(loss) on disposal of property, plant and equipment	(580)	0
Sublease rental income	100	104
Fair value gains/(losses) on derivatives (purchase options)	0	3,856
Other items	325	154
Total	€ 4,153	€ 8,987